ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of estimated useful lives

Buildings:	50 years
Vehicles:	3 - 5 years
Furniture and fixtures, tools, software and communication equipments:	3 - 5 years
Petrochemical plants:	3 - 30 years
Other goods:	3 - 10 years